Related party transactions - Summary of Compensation to the Members of the Board of Directors and the Executive Management Team (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Board of director [member]
Disclosure of compensation of key management personnel [line items]
Independent director's fees	€ 205	€ 169
Share-based payments	192	149
Total compensation	397	318
Executive management [member]
Disclosure of compensation of key management personnel [line items]
Executive Management fees	771	1,135
Short-term employee benefits	753	581
Share-based payments	583	445
Total compensation	€ 2,107	€ 2,161